Shareholder Report, Average Annual Return (Details) WE0000000002532A_Dimensional California Municipal Bond ETF_Single_TSR Annual {Single}	12 Months Ended	28 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional California Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional California Municipal Bond ETF – NAV
Average Annual Return, Percent	2.77%	2.75%
S&P National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.77%	3.38%
S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return, Percent	4.38%	3.47%